Summary of Significant Accounting Policies (Details Textual) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies [Line Items]
Foreign Currency Transaction Gain (Loss), Realized	$ (4,004)	$ 3,670	$ 1,564